Fair Value Measurements (Details)		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 29, 2024 shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	May 14, 2025 shares
Fair Value Measurements [Line Items]
Additional shares (in Shares) | shares	190,860						190,860
Proceeds from liability							$ 7,227	$ 259,254
Total liabilities							1,395,938	6,663,316
Net liability							7,227	6,404,100
Fair value of gain							5,015,400	14,485,850
Fair value of warrants issuance		$ (4,903,765)	$ (24,862,710)	$ 8,182,500	$ (16,680,210)	$ (21,583,975)	28,250,727	(12,275,217)
Fair value of warrants							$ 3,383,900
Issuance common shares (in Shares) | shares									2,461,538
Fair value of warrants exercised								2,671,929
Warrants shares exercised (in Shares) | shares							3,447,957
Series A Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of gain							$ 2,232,886
Fair value of warrants issuance								$ 4,955,300
Warrants exercise shares (in Shares) | shares							591,145	274,858
Issuance common shares (in Shares) | shares							508,857	167,976
Warrants remained outstanding (in Shares) | shares							508,857	167,976
Warrants shares exercised (in Shares) | shares							3,688,357	274,858
Series B Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of gain							$ 0
Fair value of warrants issuance							0	$ 0
Fair value of warrants							$ 0	$ 0
Warrants exercise shares (in Shares) | shares							114,992	114,992
Issuance common shares (in Shares) | shares
Warrants remained outstanding (in Shares) | shares
Warrants shares exercised (in Shares) | shares							3,688,357	114,992
Series A and B Warrants [Member]
Fair Value Measurements [Line Items]
Issuance common shares (in Shares) | shares							670,137
Warrant [Member]
Fair Value Measurements [Line Items]
Fair value of gain								$ 17,820,998
Fair value of warrants issuance								17,820,998
Issuance common shares (in Shares) | shares									810,389
Series C Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of gain							$ 31,033,241
Fair value of warrants issuance							$ 0	$ 13,703,250
Warrants remained outstanding (in Shares) | shares
Fair value of warrants exercised							$ 0
Warrants shares exercised (in Shares) | shares
Series D Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of gain							31,033,241
Fair value of warrants issuance							$ 0	$ 210,000
Warrants remained outstanding (in Shares) | shares
Fair value of warrants exercised							$ 0
Warrants shares exercised (in Shares) | shares								0
Stock Price [Member]
Fair Value Measurements [Line Items]
Earnout measurement input							226.5
Risk Free Rate [Member]
Fair Value Measurements [Line Items]
Earnout measurement input							3.98
Volatility [Member]
Fair Value Measurements [Line Items]
Earnout measurement input							85
Dividends Yield [Member]
Fair Value Measurements [Line Items]
Earnout measurement input							0
Duration [Member]
Fair Value Measurements [Line Items]
Earnout measurement input							4
Awards with Market-Based Conditions [Member]
Fair Value Measurements [Line Items]
Stock price (in Dollars per share) | $ / shares							$ 226.5
Risk free rate							3.90%
Volatility rate							72.50%
Dividends yield rate							0.00%
Duration of years							6 years
Investors [Member]
Fair Value Measurements [Line Items]
Warrants shares exercised (in Shares) | shares							3,688,357
Investors [Member] | Series C Warrants [Member]
Fair Value Measurements [Line Items]
Warrants shares exercised (in Shares) | shares							3,447,957
Investors [Member] | Series D Warrants [Member]
Fair Value Measurements [Line Items]
Warrants shares exercised (in Shares) | shares							240,400
Monte Carlo [Member]
Fair Value Measurements [Line Items]
Additional shares (in Shares) | shares							191,007
Net liability							$ 1,388,700
Fair value of gain								$ 4,258,450
Monte Carlo [Member] | Series A Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance							12,656,550	4,955,300
Monte Carlo [Member] | Series B Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance							82,450	0
Monte Carlo [Member] | Warrant [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance								2,047,817
Monte Carlo [Member] | Series C Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance							8,114,650
Monte Carlo [Member] | Series D Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance							1,540,150
Forward Purchase Agreement [Member]
Fair Value Measurements [Line Items]
Net liability							$ 1,388,700
Series A and B Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance								9,654,799
Gain (loss) from the issuance of warrants								$ 4,258,450